Accounts receivable - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Percentage of customer balance account receivable	17.00%	18.00%
Accounts receivable in aggregate amount	$ 5.9	$ 5.0